Investment Strategy	Jul. 28, 2026
DWS Gov and Agcy Money Fund [Member] | DWS Government and Agency Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are fully collateralized by these instruments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.The fund follows policies designed to maintain a stable $1.00 share price.The fund pursues its objective by investing exclusively in the following types of investments:■US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. ■Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.
DWS Gov Cash Inst Shares [Member] | DWS Government and Agency Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are fully collateralized by these instruments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.The fund follows policies designed to maintain a stable $1.00 share price.The fund pursues its objective by investing exclusively in the following types of investments:■US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. ■Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.
Government Cash Managed Shares [Member] | DWS Government and Agency Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are fully collateralized by these instruments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.The fund follows policies designed to maintain a stable $1.00 share price.The fund pursues its objective by investing exclusively in the following types of investments:■US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. ■Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.
Service Shares [Member] | DWS Government and Agency Securities Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund operates as a “government money market fund,” as such term is defined under federal regulations. As a government money market fund, the fund is required to invest at least 99.5% of its total assets at the time of investment in cash, US government securities, and/or repurchase agreements that are fully collateralized by these instruments.Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.The fund follows policies designed to maintain a stable $1.00 share price.The fund pursues its objective by investing exclusively in the following types of investments:■US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. ■Repurchase agreements backed by these instruments. In a repurchase agreement, the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% investment policy, US government securities are obligations issued or guaranteed as to both principal and interest by the US government, its agencies, instrumentalities or sponsored enterprises which include: (a) direct obligations of the US Treasury; and (b) securities issued or guaranteed by US government agencies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and/or repurchase agreements that are fully collateralized by US government securities.
DWS Tax Expt Cash Prmr Shrs [Member] | DWS Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund follows policies designed to maintain a stable $1.00 share price.The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.
DWS Tax Exempt Money Fund [Member] | DWS Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund follows policies designed to maintain a stable $1.00 share price.The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.
DWS Tax Free Mony Fund Cl S [Member] | DWS Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund follows policies designed to maintain a stable $1.00 share price.The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.
Tax Exempt Cash Managed Shares [Member] | DWS Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund follows policies designed to maintain a stable $1.00 share price.The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.
Tax Free Investment Class [Member] | DWS Tax-Exempt Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.The fund is a money market fund that is managed in accordance with federal regulations, which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.The fund follows policies designed to maintain a stable $1.00 share price.The fund may invest in municipal trust receipts (MTRs), general obligation and revenue notes and bonds, municipal obligations backed by third parties, obligations of the territories or Commonwealths of the US and other municipal instruments paying a fixed, variable or floating interest rate.The fund is designed for investors in a moderate to high tax bracket who are interested in federal tax-exempt income along with the liquidity and stability that a money market fund is designed to offer.Management process. Working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities, the income from which is free from regular federal income tax and alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.